Variable Interest Entities ("VIEs") - Narrative (Details)	Dec. 23, 2024 shares	Sep. 30, 2025 vessel	Dec. 31, 2024 vessel	Apr. 16, 2019
Golar Hilli LLC
Variable Interest Entity [Line Items]
Subsidiary, ownership percentage, parent (in percentage)		100.00%
Gimi MS | FLNG
Variable Interest Entity [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners (in percent)				30.00%
Hilli Common Units
Variable Interest Entity [Line Items]
Stock repurchased during the period (in shares)	134
Series A Special Units
Variable Interest Entity [Line Items]
Stock repurchased during the period (in shares)	268
Series B Special Units
Variable Interest Entity [Line Items]
Stock repurchased during the period (in shares)	268
VIE debt
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction | vessel		1	1